Annual Fund Operating Expenses - LVIP MFS Value Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.67%
Service Class
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.92%